UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22605

Capital Group Emerging Markets Total Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Courtney R. Taylor

Capital Group Emerging Markets Total Opportunities Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Equity securities — 47.9%	Shares	Value (000)
Asia-Pacific — 26.8%
China — 9.9%
Anhui Conch Cement Co. Ltd. (Hong Kong)	310,000	$ 964

Bank of China Ltd. (Hong Kong)	5,152,511	2,818

Beijing Enterprises Holdings Ltd. (Hong Kong)	303,500	2,234

Boer Power Holdings Ltd. (Hong Kong)	765,000	1,459

China Everbright International Ltd. (Hong Kong)	2,448,000	3,770

China Mengniu Dairy Co. (Hong Kong)	81,653	369

China Modern Dairy Holdings Ltd. (Hong Kong)	3,390,000	1,098

China Pacific Insurance (Group) Co., Ltd. (Hong Kong)	159,200	667

China Resources Land Ltd. (Hong Kong)	116,888	328

China Unicom (Hong Kong) Ltd.	928,000	1,310

Haitian International Holdings Ltd. (Hong Kong)	1,137,000	2,356

Honghua Group Ltd. (Hong Kong)[1]	2,820,000	247

Huaneng Power International, Inc. (Hong Kong)	926,000	1,132

Industrial and Commercial Bank of China Ltd. (Hong Kong)	3,053,000	2,103

Lenovo Group Ltd. (Hong Kong)	2,203,000	2,390

Minth Group Ltd. (Hong Kong)	2,084,000	4,135

Nine Dragons Paper (Holdings) Ltd. (Hong Kong)	1,210,000	894

Shanghai Pharmaceutical (Group) Co., Ltd. (Hong Kong)	545,300	1,291

Zhuzhou CSR Times Electric Co., Ltd. (Hong Kong)	432,500	2,937

		32,502

Hong Kong — 3.1%
AIA Group Ltd.	350,200	2,281

Chow Sang Sang Holdings International Ltd.	1,048,000	2,033

Hilong Holding Ltd.	4,575,000	1,174

HKT Trust and HKT Ltd., units	3,080,840	3,752

Melco Crown Entertainment Ltd. (ADR)	12,600	260

Wynn Macau, Ltd.	404,400	836

		10,336

India — 5.6%
Bharti Airtel Ltd.	757,526	4,948

Blue Dart Express Ltd.	8,949	969

ICICI Bank Ltd.	506,910	2,391

Info Edge (India) Ltd.	116,668	1,515

Infosys Ltd.	177,800	2,987

ITC Ltd.	70,000	356

Just Dial Ltd.	25,118	423

Larsen & Toubro Ltd.	5,430	152

Steel Authority of India Ltd.	986,202	864

Sun Pharmaceutical Industries Ltd.	33,302	427

Tech Mahindra Ltd.	163,732	1,355

Thermax Ltd.	82,658	1,348

TTK Prestige Ltd.	9,088	565

		18,300

Indonesia — 0.1%
Matahari Department Store Tbk PT	225,800	292

Malaysia — 1.2%
Bumi Armada Bhd.	2,636,400	765

Genting Bhd.	598,900	1,275
Genting Bhd., warrants, expire 2018[1]	162,200	42

Equity securities — 47.9% (continued)	Shares	Value (000)
Asia-Pacific — (continued)
Malaysia — (continued)
IJM Corp. Bhd.	1,138,300	$ 2,024

		4,106

Singapore — 0.5%
KrisEnergy Ltd.[1]	1,272,320	357

Mapletree Greater China Commercial Trust	996,400	712

Singapore Telecommunications Ltd.	187,000	557

		1,626

South Korea — 2.3%
Hankook Tire Co., Ltd.	4,749	165

HYUNDAI MOBIS Co., Ltd.	6,118	1,116

Hyundai Motor Co.	18,574	2,365

LG Uplus Corp.	155,025	1,530

Orion Corp.	313	309

Samsung Electronics Co., Ltd.	1,709	1,731

SK Telecom Co., Ltd.	1,615	344

		7,560

Taiwan — 3.8%
AirTAC International Group	241,754	1,110

ASUSTeK Computer Inc.	32,820	296

CTCI Corp.	643,000	975

Delta Electronics, Inc.	539,000	2,655

Taiwan Cement Corp.	848,000	919

Taiwan Semiconductor Manufacturing Co., Ltd.	1,508,000	6,663

		12,618

Thailand — 0.3%
Bangkok Bank PCL, nonvoting depository receipt	69,000	325

Glow Energy PCL	148,300	376

PTT PCL	18,000	166

		867

Total Asia-Pacific		88,207

Latin America — 4.7%
Argentina — 0.4%
YPF Sociedad Anónima, Class D (ADR)	65,300	1,497

Brazil — 0.8%
Gerdau SA (ADR)	56,900	98

Hypermarcas SA, ordinary nominative[1]	155,600	921

TIM Participacoes SA, ordinary nominative	72,300	198

Usinas Siderúrgicas de Minas Gerais SA – Usiminas, Class A, preferred nominative	77,700	89

Vale SA, Class A, preferred nominative (ADR)	201,500	865
Vale SA, ordinary nominative	60,400	315
Vale SA, ordinary nominative (ADR)	19,400	102

		2,588

Chile — 0.8%
Enersis SA (ADR)	82,600	1,248

Inversiones La Construccion SA	121,318	1,323

		2,571

Mexico — 2.7%
América Móvil, SAB de CV, Series L (ADR)	142,300	2,758

CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	392,757	3,339

Fibra Uno Administracion, SA de CV	150,700	362

Grupo Comercial Chedraui, SAB de CV, Class B	87,100	244

Grupo Sanborns, SAB de CV, Series B1	551,600	889

Equity securities — 47.9% (continued)	Shares	Value (000)
Latin America — (continued)
Mexico — (continued)
Impulsora del Desarrollo y el Empleo en América Latina, SA de CV, Series B1[1]	673,100	$ 1,308

		8,900
Total Latin America		15,556

Eastern Europe and Middle East — 2.4%
Greece — 0.3%
Titan Cement Co. SA	50,347	981

Oman — 0.2%
bank muscat SAOG	447,210	643

Russia — 0.7%
Alrosa PJSC	1,655,029	1,912

Globaltrans Investment PLC (GDR)[1]	37,548	135

MegaFon PJSC (GDR)	23,102	286

		2,333

Saudi Arabia — 0.6%
Saudi Basic Industries Corp., warrants, expire 2016[2]	69,300	1,789

Savola Group Co., warrants, expire 2017[2]	19,600	363

		2,152

United Arab Emirates — 0.6%
DP World Ltd.	84,095	1,913

Total Eastern Europe and Middle East		8,022

Africa — 0.7%
South Africa — 0.7%
Discovery Ltd.	49,690	534

Naspers Ltd., Class N	11,396	1,594

Total Africa		2,128

Other markets — 8.4%
Australia — 0.8%
Newcrest Mining Ltd.[1]	155,369	1,280

Oil Search Ltd.	256,206	1,399

		2,679

Austria — 0.3%
Vienna Insurance Group AG	25,079	864

Canada — 0.6%
Centerra Gold Inc.	72,000	360

First Quantum Minerals Ltd.	213,300	1,704

		2,064

Italy — 0.3%
Tenaris SA (ADR)	43,643	1,098

Netherlands — 1.0%
Unilever NV, depository receipts	73,810	3,308

Norway — 0.7%
BW LPG Ltd.	263,048	2,156

Switzerland — 0.3%
Dufry AG1	7,537	1,046

United Kingdom — 2.0%
Glencore PLC[1]	34,200	111

Global Ports Investments PLC (GDR)	111,647	564

Imperial Tobacco Group PLC	7,146	376

Ophir Energy PLC[1]	44,383	81

PZ Cussons PLC	230,700	1,250

SABMiller PLC	54,500	2,864

Tullow Oil PLC	77,700	298

Equity securities — 47.9% (continued)	Shares	Value (000)
Other markets — (continued)
United Kingdom — (continued)
Unilever PLC	19,500	$ 885

		6,429

United States of America — 2.4%
AES Corp.	268,900	3,442

Arcos Dorados Holdings Inc., Class A	175,900	748

Cobalt International Energy, Inc.[1]	203,800	1,571

Cognizant Technology Solutions Corp., Class A1	7,800	492

Ensco PLC, Class A	81,700	1,355

MercadoLibre, Inc.	2,200	287

		7,895

Total other markets		27,539

Miscellaneous — 4.9%
Other equity securities in initial period of acquisition		16,219

Total equity securities (cost: $163,235,000)		157,671

Bonds & notes — 41.1%	Principal amount (000)
Latin America — 15.5%
Argentina — 3.0%
Argentina (Republic of):
7.00% 2015 - 2017	$7,342	7,103
City of Buenos Aires Argentina 8.95% 2021[2,3]	500	514
YPF Sociedad Anónima 8.50% 2025[2]	2,280	2,202
		9,819

Brazil — 2.1%
Banco Votorantim SA 6.25% 2016[4]	BRL 1,000	347
Brazil (Federal Republic of):
Series F, 10.00% 2017 - 2025	2	394
Series B, 6.00% 2018 - 2050[4]	5	3,756
Brazil (Federal Republic of) Global 4.875% 2021	$850	879
Cosan Luxembourg, SA 9.50% 2018	BRL 500	126
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,3]	$639	414
Petrobras Global Finance Co. 6.25% 2024	775	727
Petrobras International Finance Co. 3.875% 2016	190	190
		6,833

Chile — 0.4%
Chilean Government:
3.00% 2018 - 2023[4]	CLP 28	1,111
Emgesa SA ESP 8.75% 2021	COP 598,000	222
		1,333

Colombia — 1.0%
Colombia (Republic of):
Series B, 5.00% 2018	5,030,000	1,729
Series B, 10.00% 2024	225,000	93
Colombia (Republic of) Global 7.375% 2017	$740	807
Ecopetrol SA 5.375% 2026	675	656
		3,285

Dominican Republic — 0.4%
Dominican Republic 5.50% 2025[2]	1,198	1,210

Mexico — 8.1%
América Móvil, SAB de CV:
2.375% 2016	2,620	2,657
7.125% 2024	MXN 3,000	184
BBVA Bancomer SA 6.50% 2021	$ 295	328
Comision Federal de Electricidad:
7.35% 2025	MXN 25	150
6.125% 2045[2]	200	204
Elementia SA de CV 5.50% 2025[2]	200	203
Petroleos Mexicanos:
3.50% 2020[2]	$2,095	2,121
4.50% 2026[2]	1,847	1,816
7.47% 2026	MXN 46	269

Bonds & notes — 41.1% (continued)	Principal amount (000)	Value (000)
Latin America — (continued)
Mexico — (continued)
Red de Carreteras de Occidente 9.00% 2028[3]	MXN 15,500	$ 949
United Mexican States Government:
4.00% 2019 - 2040[4]	729	4,853
Series M, 8.00% 2020	386	2,677
Series M20, 10.00% 2024	466	3,714
4.50% 2025[4]	511	3,606
United Mexican States Government Global:
Series A, 4.00% 2023	$550	568
3.60% 2025	200	199
Series A, 6.05% 2040	566	656
5.55% 2045	390	423
4.60% 2046	389	368
Urbi Desarrollos Urbanos, SA de CV:
8.50% 2016[5]	1,425	128
8.50% 2016[2,5]	560	50
9.50% 2020[5]	2,400	216
9.50% 2020[2,5]	230	21
9.75% 2022[5]	990	89
9.75% 2022[2,5]	1,655	149
		26,598

Panama — 0.1%
ENA Norte Trust:
4.95% 2023[3]	231	238
4.95% 2023[2,3]	220	227
		465

Peru — 0.4%
Banco de Credito del Peru 6.875% 2026	950	1,074
Peru (Republic of) 8.375% 2016	374	394
		1,468

Total Latin America		51,011

Asia-Pacific — 10.9%
Hong Kong — 0.4%
Wynn Macau, Ltd. 5.25% 2021[2]	1,300	1,238

India — 5.9%
India (Republic of):
7.28% 2019	INR 31,000	476
8.83% 2023	597,700	9,764
9.15% 2024	188,200	3,144
8.60% 2028	318,900	5,207
9.20% 2030	52,300	906
		19,497

Indonesia — 3.8%
Indonesia (Republic of):
5.875% 2020	$320	357
3.75% 2022	500	495
Series FR70, 8.375% 2024	IDR 25,000,000	1,827
4.125% 2025[2]	$1,900	1,881
Series FR71, 9.00% 2029	IDR 32,050,000	2,419
Series FR68, 8.375% 2034	79,710,000	5,662
Series FR67, 8.75% 2044	1,200,000	87
		12,728

Malaysia — 0.6%
Malaysian Government:
Series 0310, 4.498% 2030	MYR 7,000	1,865
Series 0413, 3.844% 2033	475	116
		1,981

Philippines — 0.1%
Philippines (Republic of) 4.95% 2021	PHP 11,000	253

South Korea — 0.1%
Export-Import Bank of Korea 1.133% 2016[6]	$270	271
Total Asia-Pacific		35,968

Bonds & notes — 41.1% (continued)	Principal amount (000)	Value (000)
Eastern Europe and Middle East — 7.3%
Greece — 1.3%
Greek Government:
3.00%/3.65% 2023 - 2042[7]	EUR 8,020	$ 4,108

Hungary — 1.3%
Hungarian Government:
4.125% 2018	$180	189
4.00% 2019	400	417
6.25% 2020	205	232
5.75% 2023	2,770	3,104
5.375% 2024	302	331
Series 25B, 5.50% 2025	HUF 34,000	140
		4,413

Iraq — 0.1%
Iraq (Republic of) 5.80% 2028[3]	$ 250	200

Oman — 0.0%
bank muscat (SAOG) 3.50% convertible 2018	OMR 101	26
bank muscat (SAOG) 4.50% convertible 2017	139	36
		62

Russia — 0.7%
Alrosa Finance SA 7.75% 2020	$1,360	1,435
Yandex NV, convertible bond, 1.125% 2018	1,018	864
		2,299

Slovenia — 1.0%
Slovenia (Republic of):
4.125% 2019	1,320	1,394
5.50% 2022	1,795	2,022
		3,416

Turkey — 2.8%
Turkey (Republic of):
4.00% 2020[4]	TRY 744	281
2.00% 2022[4]	6,967	2,354
7.10% 2023	6,530	2,063
5.75% 2024	$200	216
9.00% 2024	TRY 8,450	2,975
8.00% 2025	750	247
4.25% 2026	$1,010	958
		9,094

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.125% 2017	300	311

Total Eastern Europe and Middle East		23,903

Africa — 4.1%
Cote d'Ivoire — 0.0%
Ivory Coast Government 6.375% 2028[2,3]	200	190

Ethiopia — 0.6%
Ethiopia (Republic of):
6.625% 2024	200	199
6.625% 2024[2]	1,910	1,877
		2,076

Ghana — 0.4%
Ghana Government Bond:
16.90% 2016	GHS 260	64
25.48% 2017	290	78
26.00% 2017	190	51
23.00% 2017	295	77
21.00% 2020	245	59
Ghana (Republic of):
7.875% 2023	$210	198
8.125% 2026[2,3]	800	745
		1,272

Kenya — 0.5%
Kenya (Republic of):
6.875% 2024	200	197

Bonds & notes — 41.1% (continued)	Principal amount (000)	Value (000)
Africa — (continued)
Kenya — (continued)
6.875% 2024[2]	$1,450	$ 1,431
		1,628

South Africa — 1.6%
Myriad International Holdings BV 5.50% 2025[2]	1,150	1,171
South Africa (Republic of):
Series R-2023, 7.75% 2023	ZAR 43,230	3,346
Series R-209, 6.25% 2036	3,917	236
Series R-214, 6.50% 2041	6,200	377
		5,130

Zambia — 1.0%
Zambia (Republic of):
5.375% 2022	$1,400	1,193
8.97% 2027[2,3]	2,080	2,007
		3,200
Total Africa		13,496

Other markets — 3.3%
Canada — 0.3%
First Quantum Minerals Ltd.:
6.75% 2020[2]	810	628
7.25% 2022[2]	400	300
		928

Cayman Islands — 0.1%
Lima Metro Line Finance Ltd. 5.875% 2034[2,3]	200	204

Jamaica — 0.7%
Digicel Group Ltd.:
8.25% 2020	600	595
8.25% 2020[2]	825	819
6.00% 2021	800	756
		2,170

Sweden — 0.2%
Millicom International Cellular SA:
6.625% 2021	200	209
6.625% 2021[2]	500	523
		732

United States of America — 2.0%
Arcos Dorados Holdings Inc. 10.25% 2016[2]	BRL 2,600	713
Ensco PLC 5.20% 2025	$385	367
Trilogy International Partners, LLC 10.25% 2016[2]	1,000	984
U.S. Treasury Note 1.625% 2019	4,672	4,711
		6,775

Total other markets		10,809

Total bonds & notes (cost: $153,710,000)		135,187

Short-term securities — 9.6%
Commercial paper — 7.9%
General Electric Co. 0.10% due 8/3/2015	6,500	6,500
Mitsubishi UFJ Trust & Banking Corp. 0.17% due 8/07/2015-8/17/2015[2]	7,000	6,999
National Australia Bank Ltd. 0.175% due 9/10/2015[2]	6,400	6,399
Sumitomo Mitsui Banking Corp. 0.15% due 8/18/2015[2]	3,000	3,000
3M Co. 0.10% due 8/25/2015[2]	3,000	3,000
Discount notes — 1.7%
Freddie Mac 0.115% due 8/28/2015	5,800	5,800
Total short-term securities (cost: $31,698,000)		31,698

Total investment securities — 98.6% (cost: $348,643,000)		324,556

Other assets less liabilities — 1.4%		4,772

Net assets — 100.0%	$ 329,328

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into the over-the-counter ("OTC") forward currency contracts as shown in the following table. The average notional amount of open OTC forward currency contracts was $54,896,000 over the prior 12-month period.

			Notional amount
	Settlement date	Counterparty	Receive (000)	Deliver (000)	Unrealized appreciation (depreciation) at 7/31/2015 (000)
Sales:
Australian dollars	8/13/2015	Credit Suisse First Boston	$ 243	AUD326	$ 5
Brazilian reais	8/31/2015	JPMorgan Chase	299	BRL1,021	4
Brazilian reais	8/31/2015	UBS AG	164	BRL553	4
British pounds	8/7/2015	Citibank N.A.	582	GBP377	(7)
British pounds	8/10/2015	UBS AG	313	GBP203	(4)
British pounds	8/14/2015	Credit Suisse First Boston	1,204	GBP777	(9)
Chilean pesos	8/31/2015	Citibank N.A.	324	CLP216,261	4
Euros	8/5/2015	Bank of New York Mellon	1,522	EUR1,391	(6)
Euros	8/5/2015	Bank of New York Mellon	2,863	EUR2,582	27
Euros	8/10/2015	Bank of America	462	EUR422	(1)
Euros	8/17/2015	Credit Suisse First Boston	1,992	EUR1,806	8
Euros	8/31/2015	Bank of America	2,881	EUR2,601	23
Hungarian forints	8/13/2015	UBS AG	72	HUF20,260	– 8
Indonesian rupiahs	8/10-8/31/2015	Citibank N.A.	1,875	IDR25,207,872	14
Malaysian ringgits	8/10/2015	JPMorgan Chase	672	MYR2,567	1
Mexican pesos	8/17/2015	Citibank N.A.	4,394	MXN69,442	88
Mexican pesos	8/17/2015	JPMorgan Chase	767	MXN12,037	21
Mexican pesos	8/18/2015	Credit Suisse First Boston	929	MXN14,715	17
Mexican pesos	9/1/2015	Credit Suisse First Boston	541	MXN8,931	(12)
New Taiwan dollars	8/10/2015	JPMorgan Chase	1,226	TWD38,081	20
Norwegian krones	8/20/2015	UBS AG	167	NOK1,364	– 8
Singapore dollars	8/14/2015	UBS AG	416	SGD561	7
South African rand	8/17/2015	Credit Suisse First Boston	4,377	ZAR54,672	65
South African rand	9/2/2015	JPMorgan Chase	790	ZAR10,005	3
South Korean won	8/10-8/14/2015	Citibank N.A.	5,741	KRW6,475,310	209
South Korean won	8/10/2015	UBS AG	373	KRW420,953	13
					$ 494

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securities laws). May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $45,391,000, which represented 13.78% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Index-linked bond whose principal amount moves with a government retail price index.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Coupon rate may change periodically.
[7]	Step bond; coupon rate will increase at a later date.
[8]	Amount less than one thousand.

Valuation disclosures

Capital Guardian Trust Company (“CGTC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure —The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board of trustees and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2015 (dollars in thousands):

	Investment securities

	Level 1	Level 2[1]	Level 3[1]	Total
Assets:
Equity securities:
Asia-Pacific	$ 88,207	$ –	$ –	$ 88,207
Latin America	15,556	–	–	15,556
Eastern Europe and Middle East	4,889	2,152	981	8,022
Africa	2,128	–	–	2,128
Other markets	27,539	–	–	27,539
Miscellaneous	16,219	–	–	16,219
Bonds & notes:
Latin America	–	51,011	–	51,011
Asia-Pacific	–	35,968	–	35,968
Eastern Europe and Middle East	–	23,903	–	23,903
Africa	–	13,496	–	13,496
Other markets	–	10,809	–	10,809
Short-term securities	–	31,698	–	31,698
Total	$ 154,538	$ 169,037	$ 981	$ 324,556

	Other investments[2]

	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$ –	$ 533	$ –	$ 533
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(39)	–	(39)
Total	$ –	$ 494	$ –	$ 494

[1]	Level 2 and Level 3 include securities with an aggregate value of $3,133,000, which represented 0.95% of the net assets of the fund, that were fair valued under guidelines adopted by authority of the fund’s board of trustees.
[2]	Forward currency contracts are not included in the investment portfolio.

Federal income tax information (dollars in thousands)

Gross unrealized appreciation on investment securities	$ 20,616
Gross unrealized depreciation on investment securities	(45,794)
Net unrealized depreciation on investment securities	(25,178)
Cost of investment securities	349,734

Key to abbreviations:

ADR — American Depositary Receipts	COP — Colombian pesos	IDR — Indonesian rupiah	OMR — Omani rials
GDR — Global Depositary Receipts	EUR — Euros	INR — Indian rupees	PHP — Philippine pesos
BRL — Brazilian reais	GHS — Ghanaian cedi	MXN — Mexican pesos	TRY — Turkish lira
CLP — Chilean pesos	HUF — Hungarian forints	MYR — Malaysian ringgits	ZAR — South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Emerging Markets Total Opportunities Fund. This and other important information is contained in the prospectus, which can be obtained from Capital or your relationship manager and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND

By __/s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 28, 2015

By __/s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2015